UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                                     OF
                 REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:       811-4474

NAME OF REGISTRANT:                       VANGUARD CALIFORNIA TAX-FREE FUNDS

ADDRESS OF REGISTRANT:                    PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:    ANNE E. ROBINSON
                                          PO BOX 876
                                          VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:   (610) 669-1000

DATE OF FISCAL YEAR END:                  NOVEMBER 30

DATE OF REPORTING PERIOD:                 JULY 1, 2022 - JUNE 30, 2023

******************************* FORM N-Px REPORT *******************************
ICA File Number: 81104474C
Reporting Period: 07/01/2022 - 06/30/2023
VANGUARD CALIFORNIA TAX-FREE FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast by the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.



=============== VANGUARD CALIFORNIA MUNICIPAL MONEY MARKET FUND ================


NUVEEN CALIFORNIA AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651603
Meeting Date: NOV 18, 2022   Meeting Type: Annual
Record Date:  SEP 19, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN CALIFORNIA AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651876
Meeting Date: NOV 18, 2022   Meeting Type: Annual
Record Date:  SEP 19, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y840
Meeting Date: NOV 18, 2022   Meeting Type: Annual
Record Date:  SEP 19, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.3   Elect Director Margaret L. Wolff        For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director Albin F. Moschner        For       For          Management


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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y865
Meeting Date: NOV 18, 2022   Meeting Type: Annual
Record Date:  SEP 19, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.3   Elect Director Margaret L. Wolff        For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director Albin F. Moschner        For       For          Management


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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y881
Meeting Date: NOV 18, 2022   Meeting Type: Annual
Record Date:  SEP 19, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.3   Elect Director Margaret L. Wolff        For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director Albin F. Moschner        For       For          Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:  /s/Mortimer J. Buckley
        Mortimer J. Buckley*
        Chief Executive Officer, President, and Trustee

Date:   August 28, 2023
*By:    /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.